Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—7.1%
165,661	[1]	Altice USA, Inc.	$5,892,562
11,004	[1]	AMC Networks, Inc.	543,818
97,171	[1]	Pinterest, Inc.	6,657,185
27,445	[1]	Roku, Inc.	10,676,928
14,828	[1]	Spotify Technology SA	4,670,820
39,694	[1]	Take-Two Interactive Software, Inc.	7,956,662
29,352	[1]	Zillow Group, Inc.	4,071,710
59,018	[1]	Zynga, Inc.	584,868
		TOTAL	41,054,553
		Consumer Discretionary—11.4%
5,308	[1]	AutoZone, Inc.	5,936,308
6,630		Best Buy Co., Inc.	721,477
6,222	[1]	Chegg, Inc.	592,708
2,330	[1]	Chipotle Mexican Grill, Inc.	3,448,400
10,501		Dollar General Corp.	2,043,600
19,742		Domino’s Pizza, Inc.	7,319,544
50,840	[1]	Etsy, Inc.	10,121,736
28,002	[1]	Five Below, Inc.	4,920,791
58,763	[1]	Floor & Decor Holdings, Inc.	5,410,309
15,795	[1]	Lululemon Athletica, Inc.	5,191,501
27,013	[1]	O’Reilly Automotive, Inc.	11,493,221
9,857	[1]	Peloton Interactive, Inc.	1,440,403
47,348	[1]	Tempur Sealy International, Inc.	1,249,987
21,541		The Wendy’s Co.	439,436
24,016		Tractor Supply Co.	3,404,028
14,048		Williams-Sonoma, Inc.	1,811,068
		TOTAL	65,544,517
		Consumer Staples—2.4%
26,370		Church and Dwight, Inc.	2,226,419
1,562		Clorox Co.	327,177
8,004		Energizer Holdings, Inc.	350,895
6,930	[1]	Herbalife Ltd.	353,153
38,836		Hershey Foods Corp.	5,648,308
19,997		Kellogg Co.	1,178,623
4,602		Nu Skin Enterprises, Inc., Class A	266,318
150,862	[1]	Sprouts Farmers Market, Inc.	3,417,024
		TOTAL	13,767,917
		Financials—2.6%
92,280	[1]	Arch Capital Group Ltd.	2,898,515
550		Marketaxess Holdings, Inc.	297,418
26,353		MSCI, Inc., Class A	10,417,341
9,862		RenaissanceRe Holdings Ltd.	1,483,639
		TOTAL	15,096,913
		Health Care—22.9%
13,778	[1]	10X Genomics, Inc.	2,358,105
2,129	[1]	Abiomed, Inc.	741,424
7,567	[1]	Acceleron Pharma, Inc.	874,216

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
12,166	[1]	Align Technology, Inc.	$6,391,773
8,214	[1]	Alnylam Pharmaceuticals, Inc.	1,236,043
240,452	[1]	Avantor, Inc.	7,090,929
5,874		Bruker Corp.	340,046
65,222		Cardinal Health, Inc.	3,504,378
86,736		Cerner Corp.	6,948,421
43,925	[1]	Davita, Inc.	5,155,477
8,772	[1]	Exelixis, Inc.	194,826
9,288	[1]	Henry Schein, Inc.	611,615
63,368	[1]	Hologic, Inc.	5,052,331
58,809	[1]	Horizon Therapeutics PLC	4,262,476
17,485	[1]	IDEXX Laboratories, Inc.	8,369,720
3,048	[1]	Insulet Corp.	814,365
17,720	[1]	Iovance Biotherapeutics, Inc.	776,845
31,654	[1]	IQVIA Holdings, Inc.	5,628,081
29,170	[1]	Jazz Pharmaceuticals PLC.	4,535,935
6,061	[1]	Masimo Corp.	1,551,131
29,801		McKesson Corp.	5,199,380
4,894	[1]	Mettler-Toledo International, Inc.	5,716,681
60,556	[1]	Moderna, Inc.	10,485,877
2,766	[1]	Molina Healthcare, Inc.	590,845
39,008	[1]	Novocure Ltd.	6,278,728
15,093		PerkinElmer, Inc.	2,219,727
100,897	[1]	PPD, Inc.	3,244,848
15,433	[1]	PRA Health Sciences, Inc.	1,901,963
10,575	[1]	Repligen Corp.	2,115,000
10,307		ResMed, Inc.	2,077,582
29,939	[1]	SAGE Therapeutics, Inc.	2,414,580
41,410	[1]	Seagen, Inc.	6,802,421
45,847	[1]	Veeva Systems, Inc.	12,673,945
8,490	[1]	Waters Corp.	2,247,048
4,049		West Pharmaceutical Services, Inc.	1,212,635
		TOTAL	131,619,397
		Industrials—10.6%
6,127		Allegion PLC	655,650
4,073		Allison Transmission Holdings, Inc.	165,771
290,274		Carrier Global Corp.	11,175,549
1,568		Cintas Corp.	498,812
3,484	[1]	CoStar Group, Inc.	3,134,590
21,449	[1]	Generac Holdings, Inc.	5,285,463
22,486		Graco, Inc.	1,550,185
131,803	[1]	IAA Spinco, Inc.	7,531,223
318,121		KAR Auction Services, Inc.	5,872,514
7,644		Landstar System, Inc.	1,065,574
1,465		Lincoln Electric Holdings	167,742
114,747		Nielsen Holdings PLC	2,562,300
10,598		Old Dominion Freight Lines, Inc.	2,056,012
35,233		Pitney Bowes, Inc.	329,076
107,189	[2]	R.R. Donnelley & Sons Co.	256,182
9,254		Rockwell Automation, Inc.	2,299,897
90,238		TransUnion	7,854,316

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
46,443		Verisk Analytics, Inc.	$8,522,290
		TOTAL	60,983,146
		Information Technology—38.0%
8,280	[1]	Advanced Micro Devices, Inc.	709,099
12,311		Alliance Data Systems Corp.	832,839
24,630		Amphenol Corp., Class A	3,075,794
34,665	[1]	Anaplan, Inc.	2,312,155
1,313	[1]	Ansys, Inc.	465,288
16,331	[1]	Arista Networks, Inc.	5,022,762
146,668		Booz Allen Hamilton Holding Corp.	12,491,714
4,463		Broadridge Financial Solutions	630,666
8,452	[1]	CACI International, Inc., Class A	2,038,791
76,310	[1]	Cadence Design Systems, Inc.	9,950,061
17,001		CDK Global, Inc.	848,350
4,887		CDW Corp.	643,422
17,646	[1]	Ceridian HCM Holding, Inc.	1,639,490
61,460	[1]	CloudFlare, Inc.	4,711,524
44,360		Cognex Corp.	3,643,287
56,766	[1]	Crowdstrike Holdings, Inc.	12,250,103
30,052	[1]	Datadog, Inc.	3,087,843
11,495	[1]	DocuSign, Inc.	2,677,071
60,379	[1]	Dropbox, Inc.	1,366,377
35,660	[1]	Elastic N.V.	5,418,894
20,851	[1]	Enphase Energy, Inc.	3,802,180
27,378	[1]	EPAM Systems, Inc.	9,429,804
966	[1]	Fair Isaac & Co., Inc.	434,806
17,687	[1]	Five9, Inc.	2,940,464
88,298	[1]	Fortinet, Inc.	12,781,135
20,138	[1]	Gartner, Inc., Class A	3,059,164
60,641	[1]	GoDaddy, Inc.	4,765,170
13,750	[1]	Guidewire Software, Inc.	1,577,675
23,588	[1]	HubSpot, Inc.	8,779,454
19,641	[1]	Keysight Technologies, Inc.	2,780,969
20,577		KLA Corp.	5,763,000
4,263		Microchip Technology, Inc.	580,237
4,756		MKS Instruments, Inc.	751,781
7,335	[1]	MongoDB, Inc.	2,711,089
9,116		Monolithic Power Systems	3,238,824
7,449		Motorola, Inc.	1,248,080
22,475		NetApp, Inc.	1,493,239
2,269	[1]	New Relic, Inc.	170,583
22,975	[1]	Okta, Inc.	5,950,755
12,990	[1]	Pagerduty, Inc.	633,003
33,177	[1]	Palo Alto Networks, Inc.	11,636,833
38,239		Paychex, Inc.	3,339,029
12,259	[1]	Paycom Software, Inc.	4,655,233
34,979	[1]	Paylocity Corp.	6,557,163
18,843	[1]	Proofpoint, Inc.	2,432,254
1,425	[1]	PTC, Inc.	189,397
29,558	[1]	Pure Storage, Inc.	683,677
1,854	[1]	RingCentral, Inc.	691,394
33,508		Science Applications International Corp.	3,217,773

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
11,861	[1]	Square, Inc.	$2,561,502
26,429		SS&C Technologies Holdings, Inc.	1,661,855
5,423	[1]	Synopsys, Inc.	1,385,305
77,484	[1]	Teradata Corp.	2,084,320
68,758		Teradyne, Inc.	7,802,658
5,527	[1]	Trade Desk, Inc./The	4,233,627
7,290	[1]	Twilio, Inc.	2,620,245
11,027		Universal Display Corp.	2,545,252
1,595	[1]	Verisign, Inc.	309,542
52,687		Western Union Co.	1,173,339
56,913	[1]	Zendesk, Inc.	8,209,131
19,645	[1]	Zscaler, Inc.	3,923,106
		TOTAL	218,619,577
		Materials—2.4%
85,265	[1]	Axalta Coating Systems Ltd.	2,301,302
123,362	[1]	Berry Global Group, Inc.	6,090,382
66,744		RPM International, Inc.	5,504,378
		TOTAL	13,896,062
		Real Estate—0.7%
29,484		Coresite Realty Corp.	3,963,829
5,507		Iron Mountain, Inc.	185,421
		TOTAL	4,149,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $438,579,383)	564,731,332
		INVESTMENT COMPANIES—1.9%
124,737		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	124,737
10,619,143		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	10,622,328
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,746,459)	10,747,065
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $449,325,842)	575,478,397
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(154,831)
		TOTAL NET ASSETS—100%	$575,323,566
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$236,922	$7,589,529	$7,826,451
Purchases at Cost	$3,605,626	$31,955,737	$35,561,363
Proceeds from Sales	$(3,717,811)	$(28,921,843)	$(32,639,654)
Change in Unrealized Appreciation/Depreciation	N/A	$762	$762
Net Realized Gain/(Loss)	N/A	$(1,857)	$(1,857)
Value as of 1/31/2021	$124,737	$10,622,328	$10,747,065
Shares Held as of 1/31/2021	124,737	10,619,143	10,743,880
Dividend Income	$—	$2,702	$2,702

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$119,249	$124,737

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.